Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 228,455	$ 236,225	$ 251,909
Mortgage-backed securities ("MBS")	55,424	71,156	71,332
Investment securities	10,012	15,944	19,077
Capital stock of FHLB	4,515	4,446	3,791
Cash and cash equivalents	148	280	756
Total interest and dividend income	298,554	328,051	346,865
INTEREST EXPENSE:
FHLB borrowings	70,816	82,044	90,298
Deposits	36,816	46,170	63,568
Other borrowings	12,762	14,956	24,265
Total interest expense	120,394	143,170	178,131
NET INTEREST INCOME	178,160	184,881	168,734
PROVISION FOR CREDIT LOSSES	(1,067)	2,040	4,060
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES	179,227	182,841	164,674
NON-INTEREST INCOME:
Retail fees and charges	15,342	15,915	15,509
Insurance commissions	2,925	2,772	3,071
Loan fees	1,727	2,113	2,449
Income from BOLI	1,483	1,478	1,824
Other non-interest income	1,812	1,955	2,142
Total non-interest income	23,289	24,233	24,995
NON-INTEREST EXPENSE:
Salaries and employee benefits	49,152	44,235	44,913
Occupancy	9,871	8,751	8,841
Information technology and communications	8,855	7,583	7,210
Regulatory and outside services	5,874	5,291	5,224
Deposit and loan transaction costs	5,547	5,381	5,157
Advertising and promotional	5,027	3,931	3,723
Federal insurance premium	4,462	4,444	5,222
Contribution to Capitol Federal Foundation ("Foundation")			40,000
Other non-interest expense	8,159	11,459	12,027
Total non-interest expense	96,947	91,075	132,317
INCOME BEFORE INCOME TAX EXPENSE	105,569	115,999	57,352
INCOME TAX EXPENSE	36,229	41,486	18,949
NET INCOME	$ 69,340	$ 74,513	$ 38,403
Basic earnings per share	$ 0.48	$ 0.47	$ 0.24
Diluted earnings per share	$ 0.48	$ 0.47	$ 0.24
Dividends declared per share	$ 1.00	$ 0.40	$ 1.63
Basic weighted average common shares	144,847,156	157,912,978	162,625,274
Diluted weighted average common shares	144,848,009	157,916,400	162,632,665